Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summarized Federal Home Loan Bank Advances	Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2013		2012
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$46,780	3.72%	$43,741	4.09%

Scheduled Maturities of FHLB Advances

Scheduled maturities of FHLB advances as of December 31, 2013 are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2014	$5,000	0.20%
2015	—	—
2016	4,000	5.34%
2017	27,000	4.37%
2018	—	—
Thereafter	10,780	3.13%

Total	$46,780	3.72%